Retirement Benefit Obligations - Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis) (Detail) - Contractual Payments (on a discounted basis) [member] - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	$ 20	$ 21	$ 16
Within 1 year [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	2
Between1 and 2 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	2
Between 2 and 3 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	2
Between 3 and 4 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	1
Between 4 and 5 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	1
After 5 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	$ 10	$ 11	$ 8